UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

August 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 139.3%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.6%
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	$679	$683,258
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,440	1,436,624
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	308	309,743
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,475	2,465,284
Term Loan, 3.75%, Maturing June 4, 2021	475	472,243

		$5,367,152

Automotive — 4.2%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$651	$653,804
Chrysler Group LLC
Term Loan, 3.25%, Maturing December 31, 2018	549	544,853
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	175	174,453
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	1,000	999,375
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018	1,561	1,563,765
TI Group Automotive Systems, L.L.C.
Term Loan, 4.25%, Maturing July 1, 2021	225	225,000
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	984	986,669
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	744	743,662
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	275	272,809

		$6,164,390

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	$122	$122,410

		$122,410

Building and Development — 1.4%
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	$149	$148,782
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	400	397,458
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	248	247,133
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	792	789,205

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	$495	$496,225

		$2,078,803

Business Equipment and Services — 11.2%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	$199	$199,867
AlixPartners, LLP
Term Loan - Second Lien, 9.00%, Maturing July 10, 2021	200	202,667
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	150	144,750
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	100	99,875
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	224	220,461
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	494	491,158
Ceridian LLC
Term Loan, 4.16%, Maturing May 9, 2017	142	142,499
Term Loan, 4.50%, Maturing September 14, 2020	148	148,732
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	249	250,102
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	510	505,707
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	1,484	962,176
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	1,683	1,689,222
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	772	773,133
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020	198	199,812
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	30	30,213
Term Loan, 4.00%, Maturing November 6, 2020	119	118,104
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	323	323,100
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021	350	349,562
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022	1,000	1,002,188
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	2,251	2,257,864
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	385	373,450
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	2,000	1,990,000
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019	275	278,266
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	625	621,094
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020	1,743	1,743,643
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	1,047	1,045,018

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	$411	$411,148

		$16,573,811

Cable and Satellite Television — 0.9%
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020	$398	$399,363
MCC Iowa LLC
Term Loan, 3.75%, Maturing June 30, 2021	225	223,909
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021	125	124,167
Ziggo B.V.
Term Loan, 3.25%, Maturing January 15, 2022	149	146,213
Term Loan, 3.25%, Maturing January 15, 2022	231	226,892
Term Loan, Maturing January 15, 2022(2)	245	240,469

		$1,361,013

Chemicals and Plastics — 7.9%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$521	$522,719
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	271	271,214
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020	792	793,088
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.75%, Maturing February 1, 2020	1,485	1,478,710
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021	172	173,512
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	125	124,953
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022	150	150,094
Gemini HDPE LLC
Term Loan, 4.75%, Maturing August 7, 2021	125	125,260
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021	500	497,500
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018	1,977	1,967,595
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020	274	275,307
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021	525	525,653
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	150	150,375
OXEA Finance LLC
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	1,000	1,005,200
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020	312	311,888
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020	272	268,330
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020	1,977	1,977,139
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	987	989,806
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020	162	162,174

		$11,770,517

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Conglomerates — 0.7%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing June 18, 2021(2)	$100	$100,094
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019	645	643,028
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, Maturing September 2, 2021(2)	300	301,838

		$1,044,960

Containers and Glass Products — 3.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$1,975	$1,941,210
Term Loan, 3.75%, Maturing January 6, 2021	175	172,474
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021	100	99,750
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	377	379,000
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018	1,985	1,984,368

		$4,576,802

Cosmetics/Toiletries — 0.8%
Prestige Brands, Inc.
Term Loan, Maturing September 3, 2021(2)	$175	$175,700
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	299	298,220
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	733	706,372

		$1,180,292

Drugs — 2.3%
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	$475	$470,250
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021	100	99,384
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	212	212,923
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022	500	508,750
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	200	198,690
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing August 5, 2020	1,990	1,987,848

		$3,477,845

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$992	$979,418
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	225	228,656

		$1,208,074

Electronics/Electrical — 15.1%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	$459	$460,773
Answers Corporation
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020	800	813,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	$701	$707,385
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	1,625	1,625,580
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	1,000	1,025,000
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	200	197,505
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	478	468,349
Dell Inc.
Term Loan, 4.50%, Maturing April 29, 2020	2,332	2,342,740
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	125	124,115
Evergreen Skills Lux S.a.r.l.
Term Loan, 4.50%, Maturing April 28, 2021	375	370,781
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	221	222,233
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020	942	936,343
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020	198	199,105
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	992	989,027
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	723	725,900
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,139	2,122,489
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	125	125,781
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	987	993,095
MH Sub I, LLC
Term Loan, 2.00%, Maturing July 8, 2021(3)	22	22,107
Term Loan, 5.00%, Maturing July 8, 2021	203	203,385
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	125	124,063
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	175	173,581
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	1,015	1,003,216
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	1,000	961,667
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 29, 2021	175	175,290
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	430	433,956
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	481	485,701
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	497	499,194
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	225	224,859
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	486	489,905

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sybil Software LLC
Term Loan, 4.75%, Maturing March 20, 2020	$247	$247,801
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	225	224,859
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,455	1,456,094
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	383	382,609
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	390	391,796
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	495	496,266

		$22,445,550

Equipment Leasing — 0.4%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	$650	$648,050

		$648,050

Financial Intermediaries — 7.8%
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	$500	$498,900
First Data Corporation
Term Loan, 3.66%, Maturing March 23, 2018	1,725	1,709,187
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	323	321,017
Guggenheim Partners, LLC
Term Loan, 4.00%, Maturing July 22, 2020	2,284	2,277,266
Medley LLC
Term Loan, 6.50%, Maturing May 15, 2019	150	149,250
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	1,482	1,461,319
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	1,500	1,499,844
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,790	1,771,653
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	787	789,919
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	174	175,866
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	889	870,822

		$11,525,043

Food Products — 3.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$992	$997,406
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	1,345	1,323,741
Charger OpCo B.V.
Term Loan, Maturing July 23, 2021(2)	575	567,812
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021	174	172,384
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	50	49,584

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	$1,581	$1,577,709
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	224	224,157
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing September 18, 2020	422	420,357

		$5,333,150

Food Retail — 0.5%
Albertson’s Holdings LLC
Term Loan, Maturing August 25, 2019(2)	$575	$575,479
Term Loan, Maturing August 25, 2021(2)	225	225,539

		$801,018

Food Service — 1.9%
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021	$200	$198,253
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	693	693,259
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	1,485	1,484,537
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	495	391,349

		$2,767,398

Food/Drug Retailers — 3.0%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019	$894	$895,466
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	275	274,098
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020	2,475	2,465,765
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019	785	780,563

		$4,415,892

Health Care — 14.5%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	$275	$275,342
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019	149	149,247
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	150	150,131
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	104	105,070
Term Loan, 6.50%, Maturing July 31, 2020	174	175,117
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	54	54,077
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	795	796,098
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	647	649,479
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	250	247,813
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	825	824,481

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017	$1,481	$1,482,916
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,485	1,483,603
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	164	164,179
Term Loan, 4.25%, Maturing August 31, 2020	545	545,385
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	348	348,957
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	792	793,346
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	800	799,500
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021	225	223,383
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021	375	373,359
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	1,485	1,480,779
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	500	477,500
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	300	299,414
Term Loan, 3.50%, Maturing March 19, 2021	399	397,975
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	550	551,371
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	398	400,397
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	289	290,376
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021	150	149,812
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	737	739,199
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	423	423,800
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	825	826,088
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,928	1,931,682
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	347	347,158
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	543	542,673
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	400	404,000
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	171	171,105
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	496	493,139
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018	482	483,680
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	494	493,133

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	$1,043	$1,043,725

		$21,588,489

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$780	$780,734

		$780,734

Industrial Equipment — 5.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$1,481	$1,458,291
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	275	276,258
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	893	892,195
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021	225	225,375
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	725	725,303
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022	175	176,750
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020	988	985,056
NN, Inc.
Term Loan, Maturing August 13, 2021(2)	175	174,125
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	482	483,845
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,109	2,100,213
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021	356	353,442
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	375	376,042
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	100	99,968

		$8,326,863

Insurance — 5.3%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	$783	$782,435
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	1,779	1,781,922
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	224	223,763
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	2,427	2,438,220
Term Loan, 4.25%, Maturing July 8, 2020	198	197,841
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	275	284,711
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	496	463,985
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	744	739,546
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	892	889,524

		$7,801,947

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 4.2%
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	$2,000	$1,991,428
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	72	72,041
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	645	644,584
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	224	224,952
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	792	789,485
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	323	280,528
US Finco LLC
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	800	814,000
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	1,485	1,471,705

		$6,288,723

Lodging and Casinos — 2.4%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$700	$694,969
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	200	203,250
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	121	120,207
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	205	204,687
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	30	30,298
Term Loan, 5.50%, Maturing November 21, 2019	70	70,695
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	1,457	1,448,689
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021	289	288,451
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	177	177,095
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	99	99,064
RHP Hotel Properties, LP
Term Loan, 3.75%, Maturing January 15, 2021	175	175,355
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	99	99,167

		$3,611,927

Nonferrous Metals/Minerals — 4.2%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,975	$1,879,337
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	1,481	1,444,374
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	496	498,359
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	349	352,054
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	790	770,151

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	$95	$95,198
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	178,172
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	1,000	953,393

		$6,171,038

Oil and Gas — 7.1%
Ameriforge Group, Inc.
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	$950	$970,188
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	932	936,903
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	250	251,719
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 25, 2021	275	276,834
Fieldwood Energy LLC
Term Loan, 3.83%, Maturing September 28, 2018	248	248,436
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	175	178,919
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	274	275,684
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	225	222,750
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,500	1,487,009
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	971	956,934
Seventy Seven Operating LLC
Term Loan, 3.75%, Maturing June 25, 2021	125	125,274
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	10	9,746
Term Loan, 4.25%, Maturing December 16, 2020	26	26,132
Term Loan, 4.25%, Maturing December 16, 2020	188	187,857
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	99	99,315
Term Loan, 4.25%, Maturing September 25, 2019	162	162,597
Term Loan, 4.25%, Maturing October 1, 2019	1,224	1,227,074
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	2,093	2,096,517
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	790	792,937

		$10,532,825

Publishing — 3.5%
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	$236	$236,451
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	323	326,204
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,975	1,870,293
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	400	401,600
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,062	1,035,890
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	469	474,849

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	$75	$74,875
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	495	498,403
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 16, 2021	248	246,968

		$5,165,533

Radio and Television — 3.7%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$125	$124,688
Clear Channel Communications, Inc.
Term Loan, 6.91%, Maturing January 30, 2019	500	492,187
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,132	1,129,848
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	331	330,994
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020	966	952,553
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	1,000	989,063
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,485	1,478,213

		$5,497,546

Retailers (Except Food and Drug) — 7.3%
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019	$620	$618,021
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing July 17, 2021	125	124,102
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	480	471,421
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	248	248,057
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	948	956,273
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	773	760,259
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,975	1,931,736
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	375	377,517
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,481	1,466,437
Term Loan, 4.00%, Maturing January 28, 2020	250	248,828
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	1,092	1,085,350
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019	1,481	1,467,947
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	439	387,329
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	125	125,000
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	149	148,410
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	496	481,673

		$10,898,360

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Steel — 3.8%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$2,074	$2,069,233
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	790	789,975
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	990	986,692
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	449	448,128
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	522	515,627
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	758	758,682

		$5,568,337

Surface Transport — 0.5%
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	$399	$398,252
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	299	299,624

		$697,876

Telecommunications — 3.8%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	$1,950	$1,941,469
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	275	276,203
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,454	1,444,284
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	1,985	1,982,493

		$5,644,449

Utilities — 3.6%
Calpine Construction Finance Company, L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$149	$147,243
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	1,975	1,976,142
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	792	792,000
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	138	138,023
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	100	101,063
Energy Future Intermediate Holding Co. LLC
DIP Loan, 4.25%, Maturing June 19, 2016	450	452,203
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	497	498,266
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	23	22,967
Term Loan, 4.25%, Maturing May 6, 2020	440	432,850
Southcross Holdings Borrower LP
Term Loan, 6.00%, Maturing July 16, 2021	100	100,438
Texas Competitive Electric Holdings Company, LLC
DIP Loan, 3.75%, Maturing May 5, 2016	113	113,753

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	$590	$589,868

		$5,364,816

Total Senior Floating-Rate Interests (identified cost $207,824,626)		$206,801,633

Corporate Bonds & Notes — 10.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.3%
Bombardier, Inc.
7.45%, 5/1/34(4)	$500	$510,000

		$510,000

Chemicals and Plastics — 0.5%
Kissner Milling Co., Ltd.
7.25%, 6/1/19(4)	$655	$677,106

		$677,106

Diversified Financial Services — 0.6%
SLM Corp.
5.625%, 8/1/33	$950	$838,375

		$838,375

Electronics/Electrical — 0.9%
Dell, Inc.
5.40%, 9/10/40	$1,575	$1,307,250

		$1,307,250

Industrial Equipment — 0.3%
Empresas ICA SAB de CV
8.875%, 5/29/24(4)	$450	$468,000

		$468,000

Metals/Mining — 0.6%
Newmont Mining Corp.
4.875%, 3/15/42	$1,030	$958,949

		$958,949

Oil and Gas — 1.0%
Ecopetrol SA
5.875%, 5/28/45	$500	$541,730
Forest Oil Corp.
7.25%, 6/15/19	400	386,500
Petrobras Global Finance BV
5.625%, 5/20/43	605	589,814

		$1,518,044

Retailers (Except Food and Drug) — 1.7%
JC Penney Corp., Inc.
6.375%, 10/15/36	$2,900	$2,501,250

		$2,501,250

Security	Principal Amount (000’s omitted)		Value
Software and Services — 0.8%
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(4)		$1,305	$1,154,925

			$1,154,925

Steel — 0.6%
Cliffs Natural Resources, Inc.
6.25%, 10/1/40		$950	$827,744

			$827,744

Telecommunications — 3.4%
Alcoa, Inc.
5.95%, 2/1/37		$885	$916,524
Avaya, Inc.
10.50%, 3/1/21(4)		1,100	1,014,750
Axtel SAB de CV
8.00%, 1/31/20(4)		390	405,600
Sprint Capital Corp.
6.875%, 11/15/28		250	245,000
Telecom Italia Capital SA
6.00%, 9/30/34		2,490	2,502,450

			$5,084,324

Total Corporate Bonds & Notes (identified cost $14,662,768)			$15,845,967

Foreign Government Bonds — 1.2%

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.4%
Mexican Bonos
7.75%, 5/29/31	MXN	6,250	$545,165

			$545,165

Supranational — 0.8%
International Finance Corp.
7.80%, 6/3/19	INR	54,990	$947,006
8.25%, 6/10/21		18,100	319,420

			$1,266,426

Total Foreign Government Bonds (identified cost $1,683,525)			$1,811,591

Convertible Bonds — 2.3%

Security	Principal Amount (000’s omitted)	Value
Home Builders — 0.9%
KB Home
1.375%, 2/1/19	$510	$513,506
Ryland Group, Inc. (The)
0.25%, 6/1/19	535	508,250

Security	Principal Amount (000’s omitted)	Value
Standard Pacific Corp.
1.25%, 8/1/32	$210	$256,594

		$1,278,350

Machinery – Diversified — 0.3%
Chart Industries, Inc.
2.00%, 8/1/18	$400	$490,250

		$490,250

Oil & Gas — 0.2%
American Energy - Utica, LLC
3.50%, 3/1/21(4)(5)	$200	$230,384

		$230,384

Semiconductors — 0.7%
Novellus Systems, Inc.
2.625%, 5/15/41	$500	$1,055,625

		$1,055,625

Telecommunications — 0.2%
Ciena Corp.
3.75%, 10/15/18(4)	$250	$325,937

		$325,937

Total Convertible Bonds (identified cost $3,007,127)		$3,380,546

Common Stocks — 4.9%

Security	Shares	Value
Chemicals and Plastics — 0.4%
Arkema SA	4,948	$371,589
LyondellBasell Industries NV, Class A	2,185	249,855

		$621,444

Diversified Financial Services — 0.6%
Medley Capital Corp.	74,500	$955,090

		$955,090

Electronics/Electrical — 0.7%
Applied Materials, Inc.	9,836	$227,261
Intel Corp.	25,150	878,238

		$1,105,499

Investment Companies — 2.5%
Ares Capital Corp.	59,000	$1,011,850
PennantPark Investment Corp.	71,000	844,900
Solar Capital, Ltd.	43,000	860,000
THL Credit, Inc.	67,000	954,080

		$3,670,830

Machinery — 0.1%
Donaldson Co., Inc.	3,407	$142,617

		$142,617

Oil and Gas — 0.2%
Occidental Petroleum Corp.	3,312	$343,554

		$343,554

Security	Shares	Value
Telecommunications — 0.4%
Corning, Inc.	10,029	$209,205
Telefonaktiebolaget LM Ericsson ADR	25,000	312,250

		$521,455

Total Common Stocks (identified cost $7,103,727)		$7,360,489

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Health Care – Products — 0.2%
Alere, Inc., 3.00%	900	$284,850

		$284,850

Iron & Steel — 0.5%
Cliffs Natural Resources, Inc., 7.00%	50,000	$751,565

		$751,565

Oil & Gas — 0.3%
Chesapeake Energy Corp., 5.75%(4)	400	$485,500

		$485,500

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., 4.50%	11,500	$735,333

		$735,333

Total Convertible Preferred Stocks (identified cost $2,142,188)		$2,257,248

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.1%
First Tennessee Bank, 3.75%(4)(6)	255	$188,915

Total Preferred Stocks (identified cost $201,450)		$188,915

Tax-Exempt Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$2,570	$425,001
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	675	104,652
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	225	32,708

Total Tax-Exempt Investments (identified cost $558,961)		$562,361

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(7)	$732	$731,573

Value
Total Short-Term Investments (identified cost $731,573)	$731,573

Total Investments — 160.9% (identified cost $237,915,945)	$238,940,323

Less Unfunded Loan Commitments — (0.0)%(8)	$(22,059)

Net Investments — 160.9% (identified cost $237,893,886)	$238,918,264

Notes Payable — (36.4)%	$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (24.2)%	$(36,000,000)

Other Assets, Less Liabilities — (0.3)%	$(458,422)

Net Assets Applicable to Common Shares — 100.0%	$148,459,842

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ADR	-	American Depositary Receipt

DIP	-	Debtor In Possession

NPFG	-	National Public Finance Guaranty Corp.

INR	-	Indian Rupee

MXN	-	Mexican Peso

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after August 31, 2014, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2014, the aggregate value of these securities is $5,461,117 or 3.7% of the Fund’s net assets applicable to common shares.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2014.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2014 was $548.

(8)	Amount is less than (0.05)%.

The Fund did not have any open financial instruments at August 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$237,889,831

Gross unrealized appreciation	$3,530,914
Gross unrealized depreciation	(2,502,481)

Net unrealized appreciation	$1,028,433

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$206,779,574		$—	$206,779,574
Corporate Bonds & Notes	—	15,845,967		—	15,845,967
Foreign Government Bonds	—	1,811,591		—	1,811,591
Convertible Bonds	—	3,380,546		—	3,380,546
Common Stocks	6,988,900	371,589	*	—	7,360,489
Convertible Preferred Stocks	—	2,257,248		—	2,257,248
Preferred Stocks	—	188,915		—	188,915
Tax-Exempt Investments	—	562,361		—	562,361
Short-Term Investments	—	731,573		—	731,573
Total Investments	$6,988,900	$231,929,364		$—	$238,918,264

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of May 31, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	October 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 27, 2014